Trade accounts payable - Schedule of Trade Accounts Payable (Detail) - BRL (R$) R$ in Thousands	Dec. 31, 2020	Dec. 31, 2019
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 180,491	R$ 97,825
Other
Trade and Other Current Receivables [line items]
Trade accounts payable	2,285	2,648
Domestic trade accounts payable
Trade and Other Current Receivables [line items]
Trade accounts payable	178,050	94,887
Foreign suppliers
Trade and Other Current Receivables [line items]
Trade accounts payable	R$ 156	R$ 290